GENERAL - Estimated Useful Lives of Properties and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	over the shorter of the term of the lease or the life of the asset